Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2012
Property and Equipment [Abstract]
Property and equipment, net
			Net Book Value
	Cost	Accumulated Amortization	June 30, 2012	June 30,2011

Property and Equipment	$856,285	$397,348	$458,937	$487,740